Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2012
Earnings (Loss) Per Share
(26)	EARNINGS (LOSS) PER SHARE

The computation of basic and diluted earnings (loss) per share is as follows:

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Numerator used in basic earnings (loss) per share
Net income (loss) attributable to LDK Solar Co., Ltd. shareholders	290,797	(620,869)	(970,971)
Accretion to redemption value of redeemable non-controlling interests	0	(34,590)	(153,984)

Net income (loss) available to LDK Solar Co., Ltd. shareholders	290,797	(655,459)	(1,124,955)

Plus interest expenses and amortization of convertible senior notes issuance costs and debt discount	19,278	0	0

Numerator used in diluted earnings (loss) per share	310,075	(655,459)	(1,124,955)

Shares (denominator):
Weighted average number of ordinary shares outstanding used in computing basic earnings (loss) per share	125,580,754	133,806,940	130,492,366

Plus incremental weighted average number of ordinary shares from assumed conversion of stock options using the treasury stock method	841,673	0	0
Plus incremental weighted average number of ordinary shares from assumed conversion of convertible senior notes using the as-if converted method	10,145,865	0	0

Weighted average number of ordinary shares outstanding used in computing diluted earnings (loss) per share	136,568,292	133,806,940	130,492,366

Earnings (loss) per share – basic	2.32	(4.90)	(8.62)

Earnings (loss) per share – diluted	2.27	(4.90)	(8.62)

The computation of basic and dilutive earnings (loss) per share for the years ended December 31, 2010, 2011 and 2012 reflects a reduction of the weighted average of 6,345,450 ordinary shares deemed to have been retired as a result of the Prepaid Forward Contracts (see Note 20).

During the year ended December 31, 2012, the Group’s dilutive potential ordinary shares outstanding consist of convertible senior notes and share options. The computation of diluted loss per share for the year ended December 31, 2012 did not assume conversion of the convertible senior notes because, when applying the as-if converted method, the effect of the 605,613 ordinary shares issuable upon conversion of the convertible senior notes under the conversion terms of the convertible senior notes agreements was anti-dilutive. In computing diluted loss per share for the year ended December 31, 2012, there was no dilutive effect of outstanding share options of 8,670,108 by applying the treasury stock method because the impact was anti-dilutive.

During the year ended December 31, 2011 the Group’s dilutive potential ordinary shares outstanding consist of convertible senior notes and share options. The computation of diluted loss per share for the year ended December 31, 2011 did not assume conversion of the convertible senior notes because, when applying the as-if converted method, the effect of the 3,398,960 ordinary shares issuable upon conversion of the convertible senior notes under the conversion terms of the convertible senior notes agreements was anti-dilutive. In computing diluted loss per share for the year ended December 31, 2011, there was no dilutive effect of outstanding share options of 9,489,285 by applying the treasury stock method because the impact was anti-dilutive.

During the year ended December 31, 2010, the Group’s dilutive potential ordinary shares outstanding consist of convertible senior notes and share options. The computation of diluted earnings per share for the year ended December 31, 2010 assume conversion of the convertible senior notes because, when applying the as-if converted method, the effect of the 10,145,865 ordinary shares issuable upon conversion of the convertible senior notes under the conversion terms of the convertible senior notes agreements was dilutive. In computing diluted earnings per share for the year ended December 31, 2010, there was dilutive effect of outstanding share options of 841,673 by applying the treasury stock method because the ordinary shares assumed to be issued upon the exercise of the share options was more than the number of shares assumed to be purchased at the average estimated fair value during the period. The proceeds used for the assumed purchase include the sum of the exercise price of the share options and the average unrecognized compensation cost.